INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Income (loss) before income taxes	R$ 9,346,605	R$ 15,859,027	R$ 20,272,568
Statutory tax rates	34.00%	34.00%	34.00%
Income and social contribution taxes at statutory rates	R$ (3,177,846)	R$ (5,392,069)	R$ (6,892,673)
Tax adjustment with respect to:
Difference in tax rates in foreign companies	281,754	66,851	403,431
Equity in earnings of unconsolidated companies	281,386	391,621	191,474
Interest on equity	302,602	566,740	406,022
Interests on tax lawsuits	134,131	20,442	551,624
Tax credits and incentives	16,634	36,779	112,521
Deferred tax assets not recognized / Realization, net	44,000	58,402	482,497
Other permanent differences, net	307,717	(128,241)	31,474
Income and social contribution taxes	(1,809,622)	(4,379,475)	(4,713,630)
Current	(1,810,459)	(3,709,414)	(4,306,223)
Deferred	R$ 837	R$ (670,061)	R$ (407,407)
Income taxes
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Statutory tax rates	25.00%	25.00%	25.00%
Social contribution taxes
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Statutory tax rates	9.00%	9.00%	9.00%
Foreign subsidiaries | Minimum
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Foreign tax rate	23.00%	23.00%	23.00%
Foreign subsidiaries | Maximum
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Foreign tax rate	35.00%	35.00%	35.00%
Foreign subsidiaries with mainly financial activities
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Foreign tax rate	0.00%	0.00%	0.00%